Consolidated statements of comprehensive income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statements of comprehensive income (loss)
Net income/(loss)	$ 97,459	$ (6,938)	$ 156,975	$ 327,699
Other comprehensive income/(loss)
Foreign currency translation adjustment	44,089	(2,222)	(11,543)	(17,273)
Comprehensive income/(loss)	141,548	(9,160)	145,432	310,426
Less: Comprehensive income attributable to non-controlling interests	66,953	21,813	13,700	27,153
Comprehensive income/(loss) attributable to Burford Capital Limited shareholders	$ 74,595	$ (30,973)	$ 131,732	$ 283,273